RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Related Party [Member]
Related Party Transaction [Line Items]
Other Receivables			$ 12,380	$ 96,700	$ 96,700